File No. 33-12660
                                                           811-5074
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.                                   [_]

     Post-Effective Amendment No. 25                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No. 25                                              [X]

                        (Check appropriate box or boxes.)

                             DREYFUS BASIC GNMA FUND
               (Exact Name of Registrant as Specified in Charter)


          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York       10166
          (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
         ----
                  on     (DATE)      pursuant to paragraph (b)
         ----
                  60 days after filing pursuant to paragraph (a)(1)
         ----
           X      on May 1, 1999 pursuant to paragraph (a)(1)
         ----
                  75 days after filing pursuant to paragraph (a)(2)
         ----
                  on     (DATE)      pursuant to paragraph (a)(2) of Rule 485
         ----

If appropriate, check the following box:

                  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
         ----
                            Dreyfus BASIC GNMA Fund

Investing in mortgage-related securities for current income and capital preservation

                             PROSPECTUS May 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    Contents

                                    THE FUND
-------------------------------------------------------------------------------
What every investor should
know about the fund

                                 2 Goal/Approach

                                 3 Main Risks

                                 4 Past Performance

                                 5 Expenses

                                 6 Management

                                 7 Financial Highlights

                                YOUR INVESTMENT
-------------------------------------------------------------------------------
Information for managing
your fund account

                                 8 Account Policies

                                11 Distributions and Taxes

                                12 Services for Fund Investors

                                14 Instructions for Regular Accounts

                                16 Instructions for IRAs

                              FOR MORE INFORMATION
-------------------------------------------------------------------------------
Where to learn more about
this and other Dreyfus funds

                                  Back Cover

                                                                       The Fund

                             Dreyfus BASIC GNMA Fund
                         ------------------------------

                                                           Ticker Symbol: DIGFX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

The fund also may invest in other mortgage-related securities, including those issued by government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities. In addition, the fund may purchase other securities issued or guaranteed by the U.S. government or its agencies and its instrumentalities, and repurchase agreements.

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

GINNIE MAES: securities backed by a pool of residential mortgages, which pass through to investors the interest and principal payments of homeowners. The Government National Mortgage Association guarantees that investors will receive timely principal and interest payments even if homeowners do not make mortgage payments on time.

CMOS: multi-class bonds backed by pools of mortgage pass-through securities or mortgage loans.

STRIPPED MORTGAGE-BACKED SECURITIES: the separate income or principal component of a mortgage pass-through security or CMO. CMOs may be partially stripped so that each investor receives some interest and some principal, or fully stripped into interest-only and principal-only components.

MAIN RISKS

A security guaranteed by the U.S. government is guaranteed only as to principal and interest. Neither the market value of such security nor the fund's share price is guaranteed. Prices of certain Ginnie Maes and other mortgage-related securities tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in the security's price, and therefore in the fund's share price as well. As a result, the value of your investment in the fund could go up or down, which means that you could lose money.

Although the price of a Ginnie Mae or other mortgage-related security may decline when interest rates rise, the converse is not necessarily true. In periods of declining interest rates, the mortgages underlying a mortgage-related security are more likely to be prepaid, which could hurt the fund's share price or yield. During periods of rapidly rising interest rates, such mortgages may be prepaid at slower than expected rates, which effectively may lengthen a mortgage-related security' s expected maturity and cause the value of the security to fluctuate more widely in response to changes in interest rates.

Other mortgage-related securities also are subject to credit risks associated with the underlying mortgage properties. These securities may be more volatile and less liquid than more traditional debt securities.

Other potential risks

Most mortgage-related securities are a form of derivative. The fund also may invest some of its assets in other derivative securities, such as options and futures. These practices are used primarily to hedge the fund's portfolio, but may be used to increase returns; however, such practices may lower returns or increase volatility. Derivatives can be illiquid and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

The fund will engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

PAST PERFORMANCE

The two tables below show the fund' s annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year. The second compares the fund's performance over time to that of the Lehman Brothers GNMA Index, an unmanaged total-return performance benchmark. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
-------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)            [Exhibit A]

BEST QUARTER:                                 Q4 '91         +6.03%

WORST QUARTER:                                Q1 '92         -2.16%
                       --------------------------------------------------------

Average annual total return AS OF 12/31/98

                        1 Year               5 Years            10 Years
                       --------------------------------------------------------

FUND                     4.71%                6.78%              7.98%

LEHMAN BROTHERS
GNMA INDEX               6.93%                7.34%              9.25%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or 12b-1 distribution fees.
-------------------------------------------------------------------------------

Fee table

Maximum account fee                                                    $12

CHARGED ONLY TO REGULAR ACCOUNTS WITH BALANCES
BELOW $2,000 (SEE "ACCOUNT POLICIES")
-------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES
CHARGED IF YOUR ACCOUNT BALANCE IS
LESS THAN $50,000

Exchange fee                                                         $5.00
Account closeout fee                                                 $5.00
Wire and TeleTransfer redemption fee                                 $5.00
Checkwriting charge                                                  $2.00
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                     0.00%
Shareholder services fee                                            0.00%
expenses                                                            0.00%
-------------------------------------------------------------------------------

TOTAL                                                               0.00%
-------------------------------------------------------------------------------

Expense example

1 Year        3 Years                    5 Years                 10 Years
-------------------------------------------------------------------------------

$000           $000                       $000                   $0,000

         This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

For the fiscal year ended Month xx, 19xx, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.xx%, reducing total expenses from x.xx% to x.xx%. This waiver was voluntary and is no longer in effect.

SHAREHOLDER SERVICES FEE: a fee of 0.25% paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $117 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity, and offers the potential for measuring performance and volatility in consistent ways.

Michael Hoeh, CFA, has managed the fund since March 1997 and has been employed by Dreyfus since October 1996. Previously, he was Vice President of Portfolio Management at ARM Capital Investors, Inc. Prior to that, he was Vice President, Risk Management, at Blackrock Financial Management.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.


                                                                                   YEAR ENDED DECEMBER 31,
                                                              1998           1997           1996            1995           1994
-------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                        15.14           15.42          14.16          15.39
Investment operations:

      Investment income -- net                                                .99             .98           1.03           1.08

      Net realized and unrealized
      gain (loss) on investments                                              .41            (.27)          1.25          (1.23)

Total from investment operations                                             1.40             .71           2.28           (.15)

Distributions:

      Dividends from investment
      income -- net                                                          (.99)           (.99)         (1.02)         (1.08)

      Dividends from net realized
      gain on investments                                                    (.23)             --             --             --

Total distributions                                                         (1.22)           (.99)         (1.02)         (1.08)

Net asset value, end of period                                              15.32           15.14          15.42          14.16

Total return (%)                                                             9.55            4.81          16.62           (.99)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to
average net assets (%)                                                        .65             .65            .50             .06

Ratio of interest expense to
average net assets (%)                                                         --             --             --              --

Ratio of net investment income to
average net assets (%)                                                       6.46            6.50           6.86            7.34

Decrease reflected in above
expense ratios due to actions by Dreyfus (%)                                  .42             .52            .78            1.43

Portfolio turnover rate (%)                                                534.25          332.96         254.36          290.20
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                      75,930          57,665         55,615          44,937

                                                               Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
-------------------------------------------------------------------------------

Minimum investments

                                       Initial      Additional
-------------------------------------------------------------------------------

REGULAR ACCOUNTS                      $10,000       $1,000
                                                    $1,000 FOR
                                                    TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                       $5,000       $1,000

SPOUSAL IRAS                           $5,000       $1,000

ROTH IRAS                              $5,000       $1,000

EDUCATION IRAS                           $500       NO MINIMUM
                                                    AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

Selling shares

YOU MAY SELL SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK FOR RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.
-------------------------------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
-------------------------------------------------------------------------------

CHECK                                     NO MINIMUM?   $150,000 PER DAY

WIRE                                      $5,000        $250,000 FOR JOINT
                                                        ACCOUNTS EVERY 30 DAYS

TELETRANSFER                              $1,000        $250,000 FOR JOINT
                                                        ACCOUNTS EVERY 30 DAYS
-------------------------------------------------------------------------------

Maximum account fee                                     $12

CHARGED ONLY TO REGULAR ACCOUNTS WITH BALANCES
BELOW $2,000 (SEE "ACCOUNT POLICIES")
-------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES
CHARGED IF YOUR ACCOUNT BALANCE IS
LESS THAN $50,000

Exchange fee                                            $5.00
Account closeout fee                                    $5.00
Wire and TeleTransfer redemption fee                    $5.00
Checkwriting charge                                     $2.00

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

   o amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

   o    requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

   o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

   o refuse any purchase or exchange request in excess of 1% of the fund's total assets

   o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

   o    change its minimum investment amounts

   o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $5000*, the fund may ask you to increase your balance. If it is still below $5000* after 30 days, the fund may close your account and send you the proceeds.

*BELOW $500 IF YOU WERE A FUND SHAREHOLDER ON OCTOBER 31, 1995.


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net capital gains that it has realized once a year. Your dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:
-------------------------------------------------------------------------------

Taxability of distributions

Type of                                    Tax rate for    Tax rate for
distribution                               15% bracket     28% bracket or above
-------------------------------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE

LONG-TERM
CAPITAL GAINS                              10%             20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions

Except in tax-advantaged accounts, any sale or exchange of fund shares, including through the checkwriting privilege, may generate a tax liability.

The table at right can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

SERVICES FOR FUND INVESTORS

Dreyfus Dividend Sweep

FOR AUTOMATICALLY REINVESTING the dividends and distributions from one Dreyfus fund into another, use Dreyfus Dividend Sweep (not available for IRAs). You can set up this service with your application or by calling 1-800-645-6561.

Retirement plans

DREYFUS OFFERS A VARIETY OF RETIREMENT PLANS, including traditional, Roth and Education IRAs. Here' s where you call for information:

   o    for traditional, rollover, Roth and Education IRAs, call 1-800-645-6561

   o    for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
        1-800-358-0910

Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $1,000 or more. There is a $2.00 charge for each check written. An additional fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

YOU CAN EXCHANGE $1,000 OR MORE from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is a $5.00 exchange fee, and you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application. For accounts with a balance below $50,000, there is a $5.00 fee for TeleTransfer redemptions.

The Dreyfus Touch(reg.tm)

FOR 24-HOUR AUTOMATED ACCOUNT ACCESS, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts, obtain information on other Dreyfus mutual funds and get current stock market quotes.

Account statements

EVERY DREYFUS INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Dreyfus Financial Centers

THROUGH A NATIONWIDE NETWORK of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

OUR EXPERIENCED FINANCIAL CONSULTANTS can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.


INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

   In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 9387,
   Providence, RI 02940-9387

   By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   * DDA# 8900119535

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.

   Via the Internet

COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

   Mail the slip and the check to:

   The Dreyfus Family of Funds
   P.O. Box 105,
   Newark, NJ 07101-0105

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   * DDA# 8900119535

   * the fund name

   * your account number

   * name(s) of investor(s)

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number and add ABA# 021000018

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

   * your name(s) and signature(s)

   * your account number

   * the fund name

   * the dollar amount you want to sell

   * how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

   Mail your request to:

   The Dreyfus Family of Funds
   P.O. Box 9671,
   Providence, RI 02940-9671

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

   To reach Dreyfus, call toll free in the U.S.

   1-800-645-6561

   Outside the U.S. 516-794-5452

   Make checks payable to:

   THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $5,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT

   In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:

   The Dreyfus Trust Company,
   Custodian P.O. Box 6427,
   Providence, RI 02940-6427

   Via the Internet

COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

   By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   * DDA# 8900119535

   * the fund name

   * your account number

   * name of investor

   * the contribution year

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number and add ABA# 021000018

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).


TO SELL SHARES

Write a redemption check OR letter of instruction that includes:

   * your name and signature

   * your account number

   * the fund name

   * the dollar amount you want to sell

   * how and where to send the proceeds

   * whether the distribution is qualified or premature

   * whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.

Mail in your request (see "To Open an Account" at left).

   * A redemption check written for a qualified distribution is not subject to TEFRA.

   To reach Dreyfus, call toll free in the U.S.

   1-800-645-6561

   Outside the U.S. 516-794-5452

   Make checks payable to:

THE DREYFUS TRUST CO., CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $5,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

For More Information

                             Dreyfus BASIC GNMA Fund
                          -----------------------------

                            SEC file number: 811-5074

                   More information on this fund is available free upon request, including the following:

                   ANNUAL/SEMIANNUAL REPORT

                   Describes the fund' s performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies.

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

                   Provides more details about the fund and its policies.
                   A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
   The Dreyfus Family of Funds
   144 Glenn Curtiss Boulevard
   Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

   SEC
   http://www.sec.gov

   DREYFUS
   http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation                                 080P0599

--------------------------------------------------------------------------------


                             DREYFUS BASIC GNMA FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1999
--------------------------------------------------------------------------------

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus BASIC GNMA Fund (the "Fund"), dated May 1, 1999, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call the following numbers:


                      Call Toll Free 1-800-645-6561
                      In New York City - Call 1-718-895-1206
                      Outside the U.S. - Call 516-794-5452






          The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


                                TABLE OF CONTENTS
                                                                         PAGE


Description of the Fund..................................................B-2
Management of the Fund...................................................B-16
Management Arrangements..................................................B-22
How to Buy Shares........................................................B-25
Shareholder Services Plan................................................B-27
How to Redeem Shares.....................................................B-28
Shareholder Services.....................................................B-31
Determination of Net Asset Value.........................................B-33
Dividends, Distributions and Taxes.......................................B-34
Portfolio Transactions...................................................B-36
Performance Information..................................................B-37
Information about the Fund...............................................B-38
Counsel and Independent Auditors.........................................B-40

                             DESCRIPTION OF THE FUND

          The Fund is a Massachusetts business trust that commenced operations on January 1, 1994. The Fund is an open-end management investment company, known as a mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

          The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

          Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares.

CERTAIN PORTFOLIO SECURITIES

          The following information supplements and should be read in conjunction with the Fund's Prospectus.

          GINNIE MAES. It is fundamental policy of the Fund that it will invest at least 65% of the value of its net assets (except when maintaining a temporary defensive position) in GNMA Certificates. GNMA Certificates also may include other securities that in the future are guaranteed by the Government National Mortgage Association ("GNMA").

          Ginnie Maes are created by an "issuer," which is a Federal Housing Administration ("FHA") approved mortgagee that also meets criteria imposed by the GNMA. The issuer assembles a pool of FHA, Farmers' Home Administration or Veterans' Administration ("VA") insured or guaranteed mortgages which are homogeneous as to interest rate, maturity and type of dwelling. Upon application by the issuer, and after approval by the GNMA of the pool, the GNMA provides its commitment to guarantee timely payment of principal and interest on the Ginnie Maes backed by the mortgages included in the pool. The Ginnie Maes, endorsed by the GNMA, then are sold by the issuer through securities dealers. The Fund will invest in Ginnie Maes only of the "fully modified pass-through" type which are guaranteed as to timely payment of principal and interest by the GNMA, a U.S. Government corporation.

          The GNMA is authorized under the National Housing Act to guarantee timely payment of principal and interest on Ginnie Maes. This guarantee is backed by the full faith and credit of the United States. The GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee.


          When mortgages in the pool underlying a Ginnie Mae are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the Ginnie Mae is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular Ginnie Mae.

         Ginnie Maes bear a stated "coupon rate" which represents the effective FHA-VA mortgage rate at the time of issuance, less 0.5%, which constitutes the GNMA's and issuer's fees. For providing its guarantee, the GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family dwelling mortgages, and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.

          Payments to holders of Ginnie Maes consist of the monthly distributions of interest and principal less the GNMA's and issuer's fees. The actual yield to be earned by a holder of a Ginnie Mae is calculated by dividing interest payments by the purchase price paid for the Ginnie Mae (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on Ginnie Maes. Because of the variation in the life of the pools of mortgages which back various Ginnie Maes, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of Ginnie Maes will differ significantly from the yield estimated by using an assumption of a 12-year life for each Ginnie Mae included in such a portfolio as described above.


          OTHER MORTGAGE-RELATED SECURITIES. The Fund also may invest in other mortgage-related securities, including those issued by government-related organizations such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), private mortgage pass-through securities and collateralized mortgage obligations, including real estate mortgage investment conduits or REMICs. The mortgage-related securities in which the Fund may invest include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates, as well as stripped mortgage-backed securities.

GOVERNMENT-RELATED SECURITIES--Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by the FNMA.

          Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. While the FHLMC does not guarantee timely payment of principal, the FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COLLATERALIZED MORTGAGE OBLIGATIONS--Collateralized mortgage obligations or "CMOs," which include those issued through REMICs, are debt securities that are structured to pay principal and interest based on payments received on a pool of mortgage-related securities pledged to secure the obligations. The issuers of CMOs typically do not have assets other than those pledged to secure separately the obligations. Holders of these obligations must rely principally on distributions on the underlying mortgage-related securities and other collateral securing the obligations for payments of principal and interest on the obligations. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or Private Pass-Throughs, described below (such collateral collectively hereinafter referred to as "Mortgage Assets"). Although Mortgage Assets may be subject to a government guarantee or third-party support, the obligations are not so guaranteed. Consequently, if the Mortgage Assets are insufficient to make payments on the obligations, a holder could sustain a loss. Multiclass pass-through securities may be equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a REMIC.

PRIVATE MORTGAGE PASS-THROUGH SECURITIES--Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities and are issued by originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Private Pass- Throughs usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae or Freddie Mac, such securities generally are structured with one or more types of credit enhancement.

STRIPPED MORTGAGE-BACKED SECURITIES--Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.


     SMBS usually are structured with two classes that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by any nationally recognized statistical rating organization. In addition, no assurance can be given as to the liquidity of the market for certain SMBS. Determination as to the liquidity of such securities will be made in accordance with guidelines established by the Fund's Board. In accordance with such guidelines, the Manager will monitor the Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. The Fund will not invest more than 15% of the value of its net assets in securities that are illiquid.


     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. The Fund may enter into repurchase agreements with certain banks or non-bank dealers.

     ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, certain mortgage-backed securities, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price that the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

INVESTMENT TECHNIQUES

     The following information supplements and should be read in conjunction with the Fund's Prospectus.

     LEVERAGE. Leveraging (that is, buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the Investment Company Act of 1940, as amended (the "1940 Act"), requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. Except for these transactions, the Fund's borrowings generally will be unsecured.

     SHORT-SELLING. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

     Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Fund may not make a short sale which results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

     The Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Fund's net assets be in deposits on short sales against the box.

     Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account, containing permissible liquid assets, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral always equals the current value of the security sold short, or (b) otherwise cover its short position.

     DERIVATIVES. The Fund may invest in, or enter into, derivatives, such as options and futures, for a variety of reasons, including to hedge certain market risks, to manage the interest rate sensitivity (sometimes called duration) of fixed-income securities, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

     If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

     Although the Fund will not be a commodity pool, certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

FUTURES TRANSACTIONS--The Fund may enter into futures contracts in U.S. domestic markets. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.


     Successful use of futures by the Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.


     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to set aside permissible liquid assets in a segregated account to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.


     The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.


OPTIONS--The Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.


     A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by the Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

     Successful use by the Fund of options will be subject to the Manager's ability to predict correctly movements in interest rates and prices of securities underlying options. To the extent the Manager's predictions are correct, the Fund may incur losses.


     FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

     FORWARD COMMITMENTS. The Fund may purchase or sell Ginnie Maes and other mortgage-related securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Fund intends to engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund's exposure to changes in interest rates and will increase the volatility of its returns. The Fund will set aside in a segregated account permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments. At no time will the Fund have more than 33-l/3% of its assets committed to purchase securities on a forward commitment basis.

     Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when- issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

     FORWARD ROLL TRANSACTIONS. To enhance current income, the Fund may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, the Fund sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale, will generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the purchase price of those securities. The Fund will set aside in a segregated account permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

     LENDING PORTFOLIO SECURITIES. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund continues to be entitled to payments in amounts equal to the dividends, interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-l/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

INVESTMENT CONSIDERATIONS AND RISKS

     GENERAL. The Fund's net asset value per share should be expected to fluctuate. You should consider the Fund as a supplement to an overall investment program and should invest only if you are willing to undertake the risks involved. The Fund is designed to benefit investors who do not engage in frequent redemptions or exchanges of Fund shares. Because charges may apply to redemptions and exchanges of Fund shares, the Fund may not be an appropriate investment for an investor who intends to engage frequently in such transactions.

     SIMULTANEOUS INVESTMENTS. Investment decisions for the Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely effect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


INVESTMENT RESTRICTIONS


     The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 8 as fundamental policies. Investment restrictions numbered 9 through 13 are not fundamental policies and may be changed by a vote of a majority of the Fund's Board members at any time. The Fund may not:


     1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of Ginnie Maes or other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     2. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating indices, and options on futures contracts or indices.

     3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, provided that the Fund may purchase Ginnie Maes without limitation and purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate, real estate investment trust securities and mortgage-backed securities.

     4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     5. Make loans to others, except through the purchase of debt obligations or the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Trustees.

     6. Act as an underwriter of securities of other issuers.

     7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 2, 4 and 10 may be deemed to give rise to a senior security.

     8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     9. Invest in the securities of a company for the purpose of exercising management or control.

     10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

     12. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

     13. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial bonds.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of that restriction.


                             MANAGEMENT OF THE FUND

     The Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

         The Dreyfus Corporation.................     Investment Adviser
         Premier Mutual Fund
            Services, Inc. ......................     Distributor
         Dreyfus Transfer, Inc...................     Transfer Agent
         Mellon Bank, N.A........................     Custodian


     Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Board member who is deemed to be an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

BOARD MEMBERS OF THE FUND


JOSEPH S. DiMARTINO, CHAIRMAN OF THE BOARD. Since January 1995, Chairman of the
          Board of various funds in the Dreyfus Family of Funds. He is a director of The Noel Group, Inc., a venture capital company (for which, from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc., a provider of various outsourcing functions for small to medium sized companies, and Career Blazers, Inc. (formerly, Staffing Resources, Inc.), a temporary placement agency. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Fund's distributor. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. He is 55 years old and his address is 200 Park Avenue, New York, New York 10166.


GORDON J. DAVIS, BOARD MEMBER. Since October 1994, senior partner with the law firm of LeBoeuf, Lamb, Greene & MacRae. From 1983 to September 1994, Mr. Davis was a senior partner with the law firm of Lord Day & Lord, Barrett Smith. From 1978 to 1983, he was Commissioner of Parks and Recreation for the City of New York. He also is a Director of Consolidated Edison, a utility company, and Phoenix Home Life Insurance Company and a member of various other corporate and not-for-profit boards. He is 56 years old and his address is 241 Central Park West, New York, New York 10024.


DAVID P. FELDMAN, BOARD MEMBER. Trustee of Corporate Property Investors, a real estate investment company, and a director of several mutual funds in the 59 Wall Street Mutual Funds Group, and of the Jeffrey Company, a private investment company. Mr. Feldman was employed by AT&T from July 1961 to his retirement in April 1997, most recently serving as Chairman and Chief Executive Officer of AT&T Investment Management Corporation. He is 59 years old and his address is c/o AT&T, One Oak Way, Berkeley Heights, New Jersey 07922.


LYNN MARTIN, BOARD MEMBER. Professor, J.L. Kellogg Graduate School of
          Management, Northwestern University. During the Spring Semester 1993, she was a Visiting Fellow at the Institute of Politics, Kennedy School of Government, Harvard University. She also is an advisor to the international accounting firm of Deloitte & Touche, LLP and chair of its Council for the Advancement of Women. From January 1991 through January 1993, Ms. Martin served as Secretary of the United States Department of Labor. From 1981 to 1991, she served in the United States House of Representatives as a Congresswoman from the State of Illinois. She also is a Director of Harcourt General, Inc., Ameritech, Ryder System, Inc., The Proctor & Gamble Co., a consumer company, and TRW, Inc., an aerospace and automotive equipment company. She is 58 years old and her address is c/o Deloitte & Touche, LLP, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

DANIEL ROSE, BOARD MEMBER. President and Chief Executive Officer of Rose
          Associates, Inc., a New York based real estate development and management firm. In July 1994, Mr. Rose received a Presidential appointment to serve as a Director of the Baltic-American Enterprise Fund, which will make equity investments and loans, and provide technical business assistance to new business concerns in the Baltic states. He also is Chairman of the Housing Committee of the Real Estate Board of New York, Inc., and a trustee of Corporate Property Investors, a real estate investment company. He is 68 years old and his address is c/o Rose Associates, Inc., 200 Madison Avenue, New York, New York 10016.

*PHILIP L. TOIA, BOARD MEMBER. Retired. Mr. Toia was employed by the Manager from August 1986 through January 1997, most recently serving as Vice Chairman, Administration and Operations. He is 65 years old and his address is 9022 Michael Circle, Naples, Florida 34113.

SANDER VANOCUR, BOARD MEMBER. Since January 1992, President of Old Owl
          Communications, a full-service communications firm. From May 1995 to June 1996, he was a Professional in Residence at the Freedom Forum in Arlington, VA; from January 1994 to May 1995, he served as Visiting Professional Scholar at the Freedom Forum Amendment Center at Vanderbilt University; and from November 1989 to November 1995 he was a director of the Damon Runyon-Walter Winchell Cancer Research Fund. From June 1977 to December 1991, he was a Senior Correspondent of ABC News and, from October 1986 to December 1991, he was Anchor of the ABC News program "Business World," a weekly business program on the ABC television network. He is 70 years old and his address is 2928 P Street, N.W., Washington, DC 20007.

ANNE WEXLER, BOARD MEMBER. Chairman of the Wexler Group, consultants specializing in government relations and public affairs. She also is a director of Alumax, Comcast Corporation, The New England Electric System, NOVA Corporation and a member of the Board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation, Visiting Committee of the John F. Kennedy School of Government at Harvard University and the Economic Club of Washington. She is 68 years old and her address is c/o The Wexler Group, 1317 F Street, Suite 600, N.W., Washington, DC 20004.

REX WILDER, BOARD MEMBER. Financial Consultant. He is 77 years old and his address is 290 Riverside Drive, New York, New York 10025.

     For so long as the Fund's plan described in the section captioned "Shareholder Services Plan" remains in effect, the Board members of the Fund who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Board members who are not "interested persons" of the Fund.





     The Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund and by all other funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 1998, was as follows:


                                                                   Total
                                                             Compensation from
                                   Aggregate                   Fund and Fund
Name of Board                  Compensation from              Complex Paid to
   MEMBER                            FUND*                     BOARD MEMBER


Joseph S. DiMartino                 $_____                     $_______ (__)

Gordon J. Davis                     $_____                     $_______ (__)

David P. Feldman                    $_____                     $_______ (__)

Lynn Martin                         $_____                     $_______ (__)

Eugene McCarthy+                    $_____                     $_______ (__)

Daniel Rose                         $_____                     $_______ (__)

Philip L. Toia                      $_____                     $_______ (__)

Sander Vanocur                      $_____                     $_______ (__)

Anne Wexler                         $_____                     $_______ (__)

Rex Wilder                          $_____                     $_______ (__)

------------------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $_____ for all Board members as a group.
+        Board member Emeritus as of March 29, 1996.


OFFICERS OF THE FUND


MARIE E. CONNOLLY, PRESIDENT AND TREASURER. President, Chief Executive Officer,
          Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 41 years old.

MARGARET W. CHAMBERS, VICE PRESIDENT AND SECRETARY. Senior Vice President and
          General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. She is 38 years old.

MICHAEL S. PETRUCELLI, VICE PRESIDENT, ASSISTANT SECRETARY AND ASSISTANT
          TREASURER. Senior Vice President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From December 1989 through November 1996, he was employed by GE Investments where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as a Director of GE Investment Services. He is 37 years old.

STEPHANIE D. PIERCE, VICE PRESIDENT, ASSISTANT SECRETARY AND ASSISTANT
          TREASURER. Vice President and Client Development Manager of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was Second Vice President with Chase Manhattan Bank. She is 30 years old.

MARY A. NELSON, VICE PRESIDENT AND ASSISTANT TREASURER.  Vice President of the
          Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 34 years old.

GEORGE A. RIO, VICE PRESIDENT AND ASSISTANT TREASURER. Executive Vice
          President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company, Inc. He is 43 years old.

JOSEPH F. TOWER, III, VICE PRESIDENT AND ASSISTANT TREASURER. Senior Vice
          President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 36 years old.

DOUGLAS C. CONROY, VICE PRESIDENT AND ASSISTANT SECRETARY. Assistant Vice
          President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. He is 29 years old.

CHRISTOPHER J. KELLEY, VICE PRESIDENT AND ASSISTANT SECRETARY. Vice President and Senior Associate General Counsel of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, he was employed by Putnam Investments in legal and compliance capacities. He is 33 years old.

KATHLEEN K. MORRISEY, VICE PRESIDENT AND ASSISTANT SECRETARY. Manager of
          Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 26 years old.

ELBA VASQUEZ, VICE PRESIDENT AND ASSISTANT SECRETARY. Assistant Vice President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York where she held various sales and marketing positions. She is 37 years old.


     The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166.


     The Fund's Board members and officers, as a group, owned less than 1% of the Fund's voting securities outstanding on __________, 1999.

                             MANAGEMENT ARRANGEMENTS

     INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

     The Manager provides management services pursuant to the Management Agreement (the "Agreement") dated August 24, 1994 with the Fund, which is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting such approval. The Agreement was approved by shareholders on August 3, 1994, and was last approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on __________, 1998. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's outstanding securities, or, on 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman--Distribution and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President--Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Andrew S. Wasser, Vice President--Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Frank V. Cahouet and Richard Syron, directors.


     The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Michael Hoeh, Roger King, Kevin M. McClintock, Matthew Olson and Gerald E. Thunelius. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund as well as for other funds advised by the Manager.


     The Manager maintains office facilities on behalf of the Fund and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fees paid by the Fund. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising or promotional expenditures, using its own resources, as it from time to time deems appropriate.


     All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.


     As compensation for its services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of .60 of 1% of the value of the Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. For the fiscal years ended December 31, 1996, 1997 and 1998, the management fees payable to the Manager amounted to $331,359, $376,576 and $__________, respectively, which amounts were reduced by $288,728, $261,446 and $__________, respectively, pursuant to undertakings by the Manager, resulting in $42,631, $115,130 and $__________ being paid by the Fund for fiscal years 1996, 1997 and 1998, respectively.


     The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.


     DISTRIBUTOR. Premier Mutual Fund Services, Inc., located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually.

     The Distributor may pay dealers a fee of up to .5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it.

     TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Transfer Agent will receive the $5.00 exchange fee, the $5.00 account closeout fee, the $5.00 wire and Dreyfus TELETRANSFER redemption fee and the $2.00 checkwriting charge, described below. A sufficient number of your shares will be redeemed automatically to pay these amounts. These payments will reduce the transfer agency fee otherwise payable by the Fund. By purchasing Fund shares, you are deemed to have consented to this procedure.

     Mellon Bank, N.A. (the "Custodian"), One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Fund's investments. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transaction charges.


                                HOW TO BUY SHARES

     GENERAL. Fund shares are sold without a sales charge. Certain financial institutions (which may include banks), securities dealers and other industry professionals (collectively, "Service Agents") effecting transactions in Fund shares may charge their clients direct fees in connection with such transactions.

     Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

     The minimum initial investment is $10,000. Subsequent investments must be at least $1,000. However, the minimum initial investment for Dreyfus-sponsored Keogh Plans, IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and 403(b)(7) Plans with only one participant is $5,000. Subsequent investments through such retirement plan accounts must be at least $1,000. The initial investment must be accompanied by the Account Application.

     Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open for business. For purposes of computing net asset value, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. The Fund's investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services approved by the Fund's Board. Each pricing service's procedures are reviewed under the general supervision of the Board. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value."

     For certain institutions that have entered into agreements with the Distributor, payment for the purchase of shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

     DREYFUS TELETRANSFER PRIVILEGE. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated.

     Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature- guaranteed. See "How to Redeem Shares--Dreyfus TELETRANSFER Privilege."

     REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $10,000 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                            SHAREHOLDER SERVICES PLAN

     The Fund has adopted a Shareholder Services Plan pursuant to which the Fund reimburses Dreyfus Service Corporation an amount not to exceed an annual rate of
 .25% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments of the Shareholder Services Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan was last so approved on __________, 1998. The Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.

     For the fiscal year ended December 31, 1998, the Fund paid $____________ pursuant to the Shareholder Services Plan.

                              HOW TO REDEEM SHARES

     TRANSACTION FEES. If your account balance is less than $50,000, you will be charged $5.00 when you redeem all shares in your account or your account is otherwise closed out. The fee will be deducted from your redemption proceeds and paid to the Transfer Agent. The account closeout fee does not apply to exchanges out of the Fund or to wire or Dreyfus TELETRANSFER redemptions, for each of which a $5.00 fee applies if your account balance is less than $50,000.

     CHECK REDEMPTION PRIVILEGE. The Fund provides Redemption Checks ("Checks") automatically upon opening an account unless you specifically refuse the Check Redemption Privilege by checking the applicable "No" box on the Account Application. The Check Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $1,000 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check and the $2.00 charge, if applicable. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

     You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

     The Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check, plus any applicable charges, is greater than the value of the shares in your account, the Check will be returned marked "insufficient funds." Checks should not be used to close an account.

     This Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions. Any Redemption Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent. If you hold shares in a Dreyfus-sponsored IRA account, you may be permitted to make withdrawals from your IRA account using checks furnished to you by The Dreyfus Trust Company.

     WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. You will be charged a $5.00 fee for each wire redemption from the Fund, which will be deducted from your account and paid to the Transfer Agent, if your account balance is less than $50,000. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($5,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:



                                                  Transfer Agent's
           TRANSMITTAL CODE                       ANSWER BACK SIGN

             144295                               144295 TSSG PREP


     If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."

     DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds (minimum $1,000 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be designated. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TELETRANSFER Privilege for transfer to their bank account not more than $250,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TELETRANSFER Privilege, any request for a wire redemption will be effected as a Dreyfus TELETRANSFER transaction through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. You will be charged a $5.00 fee for each redemption made pursuant to this Privilege, which will be deducted from your account and paid to the Transfer Agent, if your account balance is less than $50,000. See "How to Buy Shares--Dreyfus TELETRANSFER Privilege."


     SHARE CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each investor, including each owner of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For further information with respect to signature-guarantees, investors may call one of the telephone numbers listed on the cover.


     REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any investor of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission and is a fundamental policy of the Fund, which may not be changed without shareholder approval. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.


     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.



                              SHAREHOLDER SERVICES

     FUND EXCHANGES. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:


     A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.


     To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

     To request an exchange, you must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. You will be charged a $5.00 fee for each exchange made out of the Fund, which will be deducted from your account and paid to the Transfer Agent, if your account balance is less than $50,000. Exchanges out of the Fund pursuant to the Fund Exchanges service are limited to four per calendar year.


     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.


     Shares may be exchanged only between accounts having identical names and other identifying designations.


     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. The availability of the Fund Exchanges service may be modified or terminated at any time upon notice to shareholders.


     DREYFUS DIVIDEND SWEEP PRIVILEGE. Dreyfus Dividend Sweep Privilege allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund, in shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:


         A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

         B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


         C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.


         D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.



                        DETERMINATION OF NET ASSET VALUE


     VALUATION OF PORTFOLIO SECURITIES. The Fund's investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Fund's Board. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the Service are reviewed by the officers of the Fund under the general supervision of the Fund's Board. Expenses and fees, including the management fees (reduced by the expense limitation, if any), are accrued daily and are taken into account for the purpose of determining the net asset value of Fund shares.

     NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management of the Fund believes that the Fund has qualified for the fiscal year ended December 31, 1998 as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund pays no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Any dividend or distribution declared and paid shortly after your purchase may have the effect of reducing the aggregate net asset value of your shares below the cost of his investment. Such a distribution would be a return on investment in an economic sense although taxable as stated in the Prospectus. In addition, the Code provides that if a shareholder has not held his shares for more than six months and has received a capital gains dividend with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain received.


     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. In addition, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

     Under Section 1256 of the Code, any gain or loss the Fund realizes from certain futures and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such futures contracts and options as well as from closing transactions. In addition, any such futures contracts or options remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.


     Offsetting positions held by the Fund involving certain futures contracts or options may constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Code. As such, all or a portion of any short or long-term capital gain from certain "straddle" transactions may be recharacterized to ordinary income. If the Fund were treated as entering into "straddles" by reason of its futures or options transactions, such "straddles" would be characterized as "mixed straddles" if the futures or options transactions comprising a part of such "straddles" were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending on which election is made, if any, the results to the Fund may differ. If no election is made to the extent the "straddle" rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the related offsetting position. Moreover, as a result of the "straddle" and conversion transaction rules, short-term capital loss on "straddle" positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be treated as short-term capital gain or ordinary income.


     The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.


     Investment by the Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could cause the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to accrue as income each year a portion of the discount (or deemed discount) at which such securities were issued. A portion of such income would be allocable to an investor even though no corresponding distribution were made to the investor, thus causing the investor's income to exceed distributions to the investor.



                             PORTFOLIO TRANSACTIONS

     Portfolio securities are purchased from and sold to parties acting as either principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from whom it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price. No brokerage commissions have been paid by the Fund to date.


     Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

     Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of the Fund or other funds advised by the Manager or its affiliates.


     Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services from brokers should not reduce the overall expenses of its research department.



                             PERFORMANCE INFORMATION

     The Fund's current yield for the 30-day period ended December 31, 1998 was ____%, which reflects the waiver of a portion of the management fee by the Manager. Had a portion of the management fee not been waived, the Fund's current yield for the 30-day period ended December 31, 1998 would have been ____%. Current yield is computed pursuant to a formula which operates as follows: the amount of the Fund's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by the Fund during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

     The Fund's average annual total return for the 1, 5 and 10 year periods ended December 31, 1998 was ___%, ___% and ____%, respectively. The Fund's average annual total return for the [7.36] year period beginning with the effectiveness of the Fund's current investment objective, fundamental investment policies and investment restrictions on August 23, 1991 and ending December 31, 1998 was ___%. The Fund's average annual total return figures referenced above reflect the absorption of certain expenses. Had these expenses not been absorbed, average annual total return would have been lower. Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

     Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period. The Fund's total return for the period from August 5, 1987 to December 31, 1998, and the period August 23, 1991 to December 31, 1998, was ___% and ____%, respectively. The Fund's total return figures referenced above reflect the absorption of certain expenses. Had these expenses not been absorbed, total return would have been lower.

     Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate MonitorTM, N. Palm Beach, Fla. 33408, Merrill Lynch Mortgage Master Index, Moody's Bond Survey Bond Index, Lehman Brothers Bond Indices, Salomon Smith Barney Bond Indices, Morningstar, Inc. and other industry publications. In addition, data may be used comparing the difference in yields between Ginnie Maes and comparable term Treasury Notes (which are direct obligations of the U.S. Government). From time to time, advertising materials for the Fund may include this information and also may include comparisons to FDIC-insured bank investments, such as certificates of deposit. In addition, advertising material for the Fund may include biographical information relating to its portfolio manager and may refer to, or include commentary by, the portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors. Because of the Fund's organizational structure and its investment policies, as of the date hereof, the Fund has the ability to seek higher yields than those generally available from other GNMA funds. For purposes of advertising, calculations of average annual total return and certain calculations of total return will take into account the performance of Dreyfus Investors GNMA Fund, L.P. the assets and liabilities of which were transferred to the Fund in exchange for shares of the Fund on December 31, 1993.

                           INFORMATION ABOUT THE FUND


     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.


     The Fund is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Fund. However, the Fund's Agreement and Declaration of Trust ("Trust Agreement") disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

     Meetings of shareholders will not be held for the purpose of electing Board members unless and until such time as less than a majority of the Board members holding office have been elected by shareholders, at which time the Board members then in office will call a shareholders' meeting for the election of Board members. Under the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Fund may remove a Board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Board members are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Board member when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

     The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the Fund shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

     During times of drastic economic or market conditions, the Fund may suspend the Fund Exchanges temporarily without notice and treat exchange requests based on their separate components-- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

     The Fund sends annual and semi-annual financial statements to all its shareholders.

                        COUNSEL AND INDEPENDENT AUDITORS


     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.


     Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Fund.

                             DREYFUS BASIC GNMA FUND

                            PART C. OTHER INFORMATION
                            -------------------------


Item 23.  Exhibits
-------   ----------

  (a) Registrant's Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on November 1, 1993. Articles of Amendment are incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on August 24, 1995.

  (b) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on November 1, 1993.

  (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on October 25, 1995.

  (e) Distribution Agreement is incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on October 25, 1995.

  (g) Custody Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on April 11, 1996.

  (h) Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on October 25, 1995.

  (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on December 30, 1993.

  (j)     Consent of Independent Auditors.*

  (n)     Financial Data Schedule.*

--------------------
*    To be filed by Amendment.


          Other Exhibits
          --------------

               (a) Powers of Attorney of the Board members and officers are incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on April 23, 1998.

               (b) Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on April 23, 1998.

Item 24.  Persons Controlled by or under Common Control with Registrant.
-------   --------------------------------------------------------------

          Not Applicable

Item 25.  Indemnification
-------   ---------------

          The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to
          Item 27 of Part C of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on April 23, 1998.

          Reference is also made to the Distribution Agreement attached as Exhibit (6) of Pre-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on October 25, 1995.

Item 26.  Business and Other Connections of Investment Adviser.
-------   ----------------------------------------------------

          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.


          Officers and Directors of Investment Adviser
Name and Position
With Dreyfus                    Other Businesses                      Position Held            Dates

Christopher M. Condron          Mellon Preferred                      Director                 3/96 - 11/96
Chairman of the Board and       Capital Corporation*
Chief Executive Officer
                                TBCAM Holdings, Inc.*                 President                10/97 - 6/98
                                                                      Chairman                 10/97 - 6/98

                                The Boston Company                    Chairman                 1/98 - 6/98
                                Asset Management, LLC*                President                1/98 - 6/98

                                The Boston Company                    President                9/95 - 1/98
                                Asset Management, Inc.*               Chairman                 4/95 - 1/98
                                                                      Chief Executive Officer  4/95 - 4/97

                                Pareto Partners                       Partner Representative   11/95 - 5/97
                                271 Regent Street
                                London, England W1R 8PP

                                Franklin Portfolio Holdings, Inc.*    Director                 1/97 - Present

                                Franklin Portfolio
                                Associates Trust*                     Trustee                  9/95 - 1/97

                                Certus Asset Advisors Corp.**
                                                                      Director                 6/95 - Present

                                The Boston Company of                 Director                 6/95 - 4/96
                                Southern California                   Chief Executive Officer  6/95 - 4/96
                                Los Angeles, CA

                                Mellon Capital Management             Director                 5/95 - Present
                                Corporation***

                                Mellon Bond Associates, LLP+          Executive Committee      1/98 - Present
                                                                      Member


                                Mellon Bond Associates+               Trustee                  5/95 -1/98

                                Mellon Equity Associates, LLP+        Executive Committee      1/98 - Present
                                                                      Member

                                Mellon Equity Associates+             Trustee                  5/95 - 1/98

                                Boston Safe Advisors, Inc.*           Director                 5/95 - Present
                                                                      President                5/95 - Present

                                Access Capital Strategies Corp.       Director                 5/95 - 1/97
                                124 Mount Auburn Street
                                Suite 200 North
                                Cambridge, MA 02138

                                Mellon Bank, N.A. +                   Chief Operating Officer  3/98 - Present
                                                                      President                3/98 - Present
                                                                      Vice Chairman            11/94 - Present

                                Mellon Bank Corporation+              Chief Operating Officer  1/99 - Present
                                                                      President                1/99 - Present
                                                                      Director                 1/98 - Present
                                                                      Vice Chairman            11/94 - 1/99

                                The Boston Company Financial          Director                 4/94- 8/96
                                Services, Inc.*                       President                4/94 - 8/96

                                The Boston Company, Inc.*             Vice Chairman            1/94 - Present
                                                                      Director                 5/93 - Present

                                Laurel Capital Advisors, LLP+         Exec. Committee          1/98 - Present
                                                                      Member

                                Laurel Capital Advisors+              Trustee                  10/93 - 1/98

                                Boston Safe Deposit and Trust         Chairman                 3/93 - 2/96
                                Company of CA                         Chief Executive Officer  6/93 - 2/96
                                Los Angeles, CA                       Director                 6/89 - 2/96

                                MY, Inc.*                             President                9/91 - 3/96
                                                                      Director                 9/91 - 3/96

                                Reco, Inc.*                           President                8/91 - 11/96
                                                                      Director                 8/91 - 11/96

                                Boston Safe Deposit and Trust         Director                 6/89 - 2/96
                                Company of NY
                                New York, NY

                                Boston Safe Deposit and Trust         President                9/89 - 6/96
                                Company*                              Director                 5/93 -Present

                                The Boston Company Financial          President                6/89 - Present
                                Strategies, Inc. *                    Director                 6/89 - Present

                                The  Boston Company Financial         President                6/89 - 1/97
                                Strategies Group, Inc. *              Director                 6/89- 1/97

Mandell L. Berman               Self-Employed                         Real Estate Consultant,  11/74 - Present
Director                        29100 Northwestern Highway            Residential Builder and
                                Suite 370                             Private Investor
                                Southfield, MI 48034

Burton C. Borgelt               DeVlieg Bullard, Inc.                 Director                 1/93 - Present
Director                        1 Gorham Island
                                Westport, CT 06880

                                Mellon Bank Corporation+              Director                 6/91 - Present

                                Mellon Bank, N.A. +                   Director                 6/91 - Present

                                Dentsply International, Inc.          Director                 2/81 - Present
                                570 West College Avenue               Chief Executive Officer  2/81 - 12/96
                                York, PA                              Chairman                 3/89 - 1/96

Stephen E. Canter               Dreyfus Investment                    Chairman of the Board    1/97 - Present
President, Chief Operating      Advisors, Inc.++                      Director                 5/95 - Present
Officer, Chief Investment                                             President                5/95 - Present
Officer, and Director
                                Founders Asset Management, LLC        Acting Chief Executive   7/98 - 12/98
                                2930 East Third Ave.                  Officer
                                Denver, CO 80206

                                The Dreyfus Trust Company+++          Director                 6/95 - Present

Thomas F. Eggers                Dreyfus Service Corporation++         Executive Vice President 4/96 - Present
Vice Chairman - Institutional                                         Director                 9/96 - Present
and Director

Steven G. Elliott               Mellon Bank Corporation+              Senior Vice Chairman     1/99 - Present
Director                                                              Chief Financial Officer  1/90 - Present
                                                                      Vice Chairman            6/92 - 1/99
                                                                      Treasurer                1/90 - 5/98

                                Mellon Bank, N.A.+                    Senior Vice Chairman     3/98 - Present
                                                                      Vice Chairman            6/92 - 3/98
                                                                      Chief Financial Officer  1/90 - Present

                                Mellon EFT Services Corporation       Director                 10/98 - Present
                                Mellon Bank Center, 8th Floor
                                1735 Market Street
                                Philadelphia, PA 19103

                                Mellon Financial Services             Director                 1/96 - Present
                                Corporation #1                        Vice President           1/96 - Present
                                Mellon Bank Center, 8th Floor
                                1735 Market Street
                                Philadelphia, PA 19103

                                Boston Group Holdings, Inc.*          Vice President           5/93 - Present

                                APT Holdings Corporation              Treasurer                12/87 - Present
                                Pike Creek Operations Center
                                4500 New Linden Hill Road
                                Wilmington, DE 19808

                                Allomon Corporation                   Director                 12/87 - Present
                                Two Mellon Bank Center
                                Pittsburgh, PA 15259

                                Collection Services Corporation       Controller               10/90 - Present
                                500 Grant Street                      Director                 9/88 - Present
                                Pittsburgh, PA 15258                  Vice President           9/88 - Present
                                                                      Treasurer                9/88 - Present

                                Mellon Financial Company+             Principal Exec. Officer  1/88 - Present
                                                                      Chief Financial Officer  8/87 - Present
                                                                      Director                 8/87 - Present
                                                                      President                8/87 - Present

                                Mellon Overseas Investments           Director                 4/88 - Present
                                Corporation+                          Chairman                 7/89 - 11/97
                                                                      President                4/88 - 11/97
                                                                      Chief Executive Officer  4/88 - 11/97

                                Mellon International Investment       Director                 9/89 - 8/97
                                Corporation+

                                Mellon Financial Services             Treasurer                12/87 - Present
                                Corporation # 5+

Lawrence S. Kash                Dreyfus Investment                    Director                 4/97 - Present
Vice Chairman                   Advisors, Inc.++
And Director
                                Dreyfus Brokerage Services, Inc.      Chairman                 11/97 - Present
                                401 North Maple Ave.                  Chief Executive Officer  11/97 - Present
                                Beverly Hills, CA

                                Dreyfus Service Corporation++         Director                 1/95 - Present
                                                                      President                9/96 - Present

                                Dreyfus Precious Metals, Inc.++ +     Director                 3/96 - 12/98
                                                                      President                10/96 - 12/98

                                Dreyfus Service                       Director                 12/94 - Present
                                Organization, Inc.++                  President                1/97 - Present
                                                                      Executive Vice President 12/94 - 1/97

                                Seven Six Seven Agency, Inc. ++       Director                 1/97 - Present

                                Dreyfus Insurance Agency of           Chairman                 5/97 - Present
                                Massachusetts, Inc.++++               President                5/97 - Present
                                                                      Director                 5/97 - Present

                                The Dreyfus Trust Company+++          Chairman                 1/97 - Present
                                                                      President                2/97 - Present
                                                                      Chief Executive Officer  2/97 - Present
                                                                      Director                 12/94 - Present

                                The Dreyfus Consumer Credit           Chairman                 5/97 - Present
                                Corporation++                         President                5/97 - Present
                                                                      Director                 12/94 - Present

                                The Boston Company Advisors*          Chairman                 8/93 - 11/95

                                The Boston Company Advisors,          Chairman                 12/95 - Present
                                Inc.                                  Chief Executive Officer  12/95 - Present
                                Wilmington, DE                        President                12/95 - Present

                                Cornice Acquisition                   Board of Managers        12/97 - Present
                                Company, LLC
                                Denver, CO

                                The Boston Company, Inc.*             Director                 5/93 - Present
                                                                      President                5/93 - Present

                                Mellon Bank, N.A.+                    Executive Vice President 2/92 - Present

                                Laurel Capital Advisors, LLP+         President                12/91 - Present
                                                                      Executive Committee      12/91 - Present
                                                                      Member

                                Boston Group Holdings, Inc.*          Director                 5/93 - Present
                                                                      President                5/93 - Present

Martin G. McGuinn               Mellon Bank Corporation+              Chairman                 1/99 - Present
Director                                                              Chief Executive Officer  1/99 - Present
                                                                      Director                 1/98 - Present
                                                                      Vice Chairman            1/90 - 1/99

                                Mellon Bank, N. A. +                  Chairman                 3/98 - Present
                                                                      Chief Executive Officer  3/98 - Present
                                                                      Director                 1/98 - Present
                                                                      Vice Chairman            1/90 - 1/99

                                Mellon Leasing Corporation+           Vice Chairman            12/96 - Present

                                Mellon Bank (DE) National             Director                 4/89 - 12/98
                                Association
                                Wilmington, DE

                                Mellon Bank (MD) National             Director                 1/96 - 4/98
                                Association
                                Rockville, Maryland

                                Mellon Financial                      Vice President           9/86  - 10/97
                                Corporation (MD)
                                Rockville, Maryland

J. David Officer                Dreyfus Service Corporation++         Executive Vice President 5/98 - Present
Vice Chairman
And Director                    Dreyfus Insurance Agency of           Director                 5/98 - Present
                                Massachusetts, Inc.++++

                                Seven Six Seven Agency, Inc.++        Director                 10/98 - Present

                                Mellon Residential Funding Corp. +    Director                 4/97 - Present

                                Mellon Trust of Florida, N.A.         Director                 8/97 - Present
                                2875 Northeast 191st Street
                                North Miami Beach, FL 33180

                                Mellon Bank, NA+                      Executive Vice President 7/96 - Present

                                The Boston Company, Inc.*             Vice Chairman            1/97 - Present
                                                                      Director                 7/96 - Present

                                Mellon Preferred Capital              Director                 11/96 - Present
                                Corporation*

                                RECO, Inc.*                           President                11/96 - Present
                                                                      Director                 11/96 - Present

                                The Boston Company Financial          President                8/96 - Present
                                Services, Inc.*                       Director                 8/96 - Present

                                Boston Safe Deposit and Trust         Director
                                Company*                              President                7/96 - Present
                                                                      Executive Vice President 7/96 - 1/99
                                                                                               1/91 - 7/96
                                Mellon Trust of New York              Director
                                1301 Avenue of the Americas                                    6/96 - Present
                                New York, NY 10019

                                Mellon Trust of California            Director                 6/96 - Present
                                400 South Hope Street
                                Suite 400
                                Los Angeles, CA 90071

                                Mellon Bank, N.A.+                    Executive Vice President 2/94 - Present

                                Mellon United National Bank           Director                 3/98 - Present
                                1399 SW 1st Ave., Suite 400
                                Miami, Florida

                                Boston Group Holdings, Inc.*          Director                 12/97 - Present

                                Dreyfus Financial Services Corp. +    Director                 9/96 - Present

                                Dreyfus Investment Services           Director                 4/96 - Present
                                Corporation+

Richard W. Sabo                 Founders Asset Management LLC         President                12/98 - Present
Director                        2930 East Third Avenue                Chief Executive Officer  12/98 - Present
                                Denver, CO. 80206

                                Prudential Securities                 Senior Vice President    07/91 - 11/98
                                New York, NY                          Regional Director        07/91 - 11/98

Richard F. Syron                American Stock Exchange               Chairman                 4/94 - Present
Director                        86 Trinity Place                      Chief Executive Officer  4/94 - Present
                                New York, NY 10006

Ronald P. O'Hanley              Franklin Portfolio Holdings, Inc.*    Director                 3/97 - Present
Vice Chairman
                                TBCAM Holdings, Inc.*                 Chairman                 6/98 - Present
                                                                      Director                 10/97 - Present

                                The Boston Company Asset              Chairman                 6/98 - Present
                                Management, LLC*                      Director                 1/98 - 6/98

                                The Boston Company Asset              Director                 2/97 - 12/97
                                Management, Inc. *

                                Boston Safe Advisors, Inc. *          Chairman                 6/97 - Present
                                                                      Director                 2/97 - Present

                                Pareto Partners                       Partner Representative   5/97 - Present
                                271 Regent Street
                                London, England W1R 8PP

                                Mellon Capital Management             Director                 5/97 -Present
                                Corporation***

                                Certus Asset Advisors Corp.**         Director                 2/97 - Present

                                Mellon Bond Associates+               Trustee                  2/97 - Present
                                                                      Chairman                 2/97 - Present

                                Mellon Equity Associates+             Trustee                  2/97 - Present
                                                                      Chairman                 2/97 - Present

                                Mellon-France Corporation+            Director                 3/97 - Present

                                Laurel Capital Advisors+              Trustee                  3/97 - Present

                                McKinsey & Company, Inc.              Partner                  8/86 - 2/97
                                Boston, MA

Mark N. Jacobs                  Dreyfus Investment                    Director                 4/97 -Present
General Counsel,                Advisors, Inc.++                      Secretary                10/77 - 7/98
Vice President, and
Secretary                       The Dreyfus Trust Company+++          Director                 3/96 - Present

                                The TruePenny Corporation++           President                10/98 - Present
                                                                      Director                 3/96 - Present

                                Lion Management, Inc.++               Director                 1/88 - 10/96
                                                                      Vice President           1/88 - 10/96
                                                                      Secretary                1/88 - 10/96

                                The Dreyfus Consumer Credit           Secretary                4/83 - 3/96
                                Corporation++

                                Dreyfus Service                       Director                 3/97 - Present
                                Organization, Inc.++                  Assistant Secretary      4/83 -3/96

                                Major Trading Corporation++           Assistant Secretary      5/81 - 8/96

William H. Maresca              The Dreyfus Trust Company+++          Director                 3/97 - Present
Controller
                                Dreyfus Service Corporation++         Chief Financial Officer  12/98 - Present

                                Dreyfus Consumer Credit Corp.++       Treasurer                10/98 - Present

                                Dreyfus Investment                    Treasurer                10/98 - Present
                                Advisors, Inc. ++

                                Dreyfus-Lincoln, Inc.                 Vice President           10/98 - Present
                                4500 New Linden Hill Road
                                Wilmington, DE 19808

                                The TruePenny Corporation++           Vice President           10/98 - Present

                                Dreyfus Precious Metals, Inc.+++      Treasurer                10/98 - 12/98

                                The Trotwood Corporation++            Vice President           10/98 - Present

                                Trotwood Hunters Corporation++        Vice President           10/98 - Present

                                Trotwood Hunters Site A Corp. ++      Vice President           10/98 - Present

                                Dreyfus Transfer, Inc.                Chief Financial Officer  5/98 - Present
                                One American Express Plaza,
                                Providence, RI 02903

                                Dreyfus Service                       Assistant  Treasurer     3/93 - Present
                                Organization, Inc.++

                                Dreyfus Insurance Agency of           Assistant Treasurer      5/98 - Present
                                Massachusetts, Inc.++++

William T. Sandalls, Jr.        Dreyfus Transfer, Inc.                Chairman                 2/97 - Present
Executive Vice President        One American Express Plaza,
                                Providence, RI 02903

                                Dreyfus Service Corporation++         Director                 1/96 - Present
                                                                      Treasurer                1/96 - 2/97
                                                                      Executive Vice President 2/97 - Present
                                                                      Chief Financial Officer  2/97 - 12/98

                                Dreyfus Investment                    Director                 1/96 - Present
                                Advisors, Inc.++                      Treasurer                1/96 - 10/98

                                Dreyfus-Lincoln, Inc.                 Director                 12/96 - Present
                                4500 New Linden Hill Road             President                1/97 - Present
                                Wilmington, DE 19808

                                Dreyfus Acquisition Corporation++     Director VP and CFO      1/96 - 8/96
                                                                      Vice President           1/96 - 8/96
                                                                      Chief Financial Officer  1/96 - 8/96

                                Lion Management, Inc.++               Director                 1/96 - 10/96
                                                                      President                1/96 - 10/96

                                Seven Six Seven Agency, Inc.++        Director                 1/96 - 10/98
                                                                      Treasurer                10/96 - 10/98

                                The Dreyfus Consumer                  Director                 1/96 - Present
                                Credit Corp.++                        Vice President           1/96 - Present
                                                                      Treasurer                1/97 - 10/98

                                Dreyfus Partnership                   President                1/97 - 6/97
                                Management, Inc.++                    Director                 1/96 - 6/97

                                Dreyfus Service Organization,         Director                 1/96 - 6/97
                                Inc.++                                Executive Vice President 1/96 - 6/97
                                                                      Treasurer                10/96 - Present

                                Dreyfus Insurance Agency of           Director                 5/97 - Present
                                Massachusetts, Inc.++++               Treasurer                5/97 - Present
                                                                      Executive Vice President 5/97 - Present

                                Major Trading Corporation++           Director                 1/96 - 8/96
                                                                      Treasurer                1/96 - 8/96

                                The Dreyfus Trust Company+++          Director                 1/96 - 4/97
                                                                      Treasurer                1/96 - 4/97
                                                                      Chief Financial Officer  1/96 - 4/97

                                Dreyfus Personal                      Director                 1/96 - 4/97
                                Management, Inc.++                    Treasurer                1/96 - 4/97


Patrice M. Kozlowski            None
Vice President - Corporate
Communications

Mary Beth Leibig                None
Vice President -
Human Resources

Andrew S. Wasser                Mellon Bank Corporation+              Vice President           1/95 - Present
Vice President -
Information Systems

Theodore A. Schachar            Dreyfus Service Corporation++         Vice President -Tax      10/96 - Present
Vice President - Tax
                                Dreyfus Investment Advisors, Inc.++   Vice President - Tax     10/96 - Present

                                Dreyfus Precious Metals, Inc. +++     Vice President - Tax     10/96 - 12/98

                                Dreyfus Service Organization, Inc.++  Vice President - Tax     10/96 - Present

Wendy Strutt                    None
Vice President

Richard Terres                  None
Vice President

James Bitetto                   The TruePenny Corporation++           Secretary                9/98 - Present
Assistant Secretary
                                Dreyfus Service Corporation++         Assistant Secretary      8/98 - Present

                                Dreyfus Investment                    Assistant Secretary      7/98 - Present
                                Advisors, Inc.++

                                Dreyfus Service                       Assistant Secretary      7/98 - Present
                                Organization, Inc.++

Steven F. Newman                Dreyfus Transfer, Inc.                Vice President           2/97 - Present
Assistant Secretary             One American Express Plaza            Director                 2/97 - Present
                                Providence, RI 02903                  Secretary                2/97 - Present

                                Dreyfus Service                       Secretary                7/98 - Present
                                Organization, Inc.++                  Assistant Secretary      5/98 - 7/98


-------------------------------
*   The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**  The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
*** The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
+   The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++  The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109


Item 27.  Principal Underwriters
--------  ----------------------

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

     1)       Comstock Partners Funds, Inc.
     2)       Dreyfus A Bonds Plus, Inc.
     3)       Dreyfus Appreciation Fund, Inc.
     4)       Dreyfus Asset Allocation Fund, Inc.
     5)       Dreyfus Balanced Fund, Inc.
     6)       Dreyfus BASIC GNMA Fund
     7)       Dreyfus BASIC Money Market Fund, Inc.
     8)       Dreyfus BASIC Municipal Fund, Inc.
     9)       Dreyfus BASIC U.S. Government Money Market Fund
     10)      Dreyfus California Intermediate Municipal Bond Fund
     11)      Dreyfus California Tax Exempt Bond Fund, Inc.
     12)      Dreyfus California Tax Exempt Money Market Fund
     13)      Dreyfus Cash Management
     14)      Dreyfus Cash Management Plus, Inc.
     15)      Dreyfus Connecticut Intermediate Municipal Bond Fund
     16)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
     17)      Dreyfus Florida Intermediate Municipal Bond Fund
     18)      Dreyfus Florida Municipal Money Market Fund
     19)      The Dreyfus Fund Incorporated
     20)      Dreyfus Global Bond Fund, Inc.
     21)      Dreyfus Global Growth Fund
     22)      Dreyfus GNMA Fund, Inc.
     23)      Dreyfus Government Cash Management Funds
     24)      Dreyfus Growth and Income Fund, Inc.
     25)      Dreyfus Growth and Value Funds, Inc.
     26)      Dreyfus Growth Opportunity Fund, Inc.
     27)      Dreyfus Debt and Equity Funds
     28)      Dreyfus Index Funds, Inc.
     29)      Dreyfus Institutional Money Market Fund
     30)      Dreyfus Institutional Preferred Money Market Fund
     31)      Dreyfus Institutional Short Term Treasury Fund
     32)      Dreyfus Insured Municipal Bond Fund, Inc.
     33)      Dreyfus Intermediate Municipal Bond Fund, Inc.
     34)      Dreyfus International Funds, Inc.
     35)      Dreyfus Investment Grade Bond Funds, Inc.
     36)      Dreyfus Investment Portfolios
     37)      The Dreyfus/Laurel Funds, Inc.
     38)      The Dreyfus/Laurel Funds Trust
     39)      The Dreyfus/Laurel Tax-Free Municipal Funds
     40)      Dreyfus LifeTime Portfolios, Inc.
     41)      Dreyfus Liquid Assets, Inc.
     42)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
     43)      Dreyfus Massachusetts Municipal Money Market Fund
     44)      Dreyfus Massachusetts Tax Exempt Bond Fund
     45)      Dreyfus MidCap Index Fund
     46)      Dreyfus Money Market Instruments, Inc.
     47)      Dreyfus Municipal Bond Fund, Inc.
     48)      Dreyfus Municipal Cash Management Plus
     49)      Dreyfus Municipal Money Market Fund, Inc.
     50)      Dreyfus New Jersey Intermediate Municipal Bond Fund
     51)      Dreyfus New Jersey Municipal Bond Fund, Inc.
     52)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
     53)      Dreyfus New Leaders Fund, Inc.
     54)      Dreyfus New York Insured Tax Exempt Bond Fund
     55)      Dreyfus New York Municipal Cash Management
     56)      Dreyfus New York Tax Exempt Bond Fund, Inc.
     57)      Dreyfus New York Tax Exempt Intermediate Bond Fund
     58)      Dreyfus New York Tax Exempt Money Market Fund
     59)      Dreyfus U.S. Treasury Intermediate Term Fund
     60)      Dreyfus U.S. Treasury Long Term Fund
     61)      Dreyfus 100% U.S. Treasury Money Market Fund
     62)      Dreyfus U.S. Treasury Short Term Fund
     63)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
     64)      Dreyfus Pennsylvania Municipal Money Market Fund
     65)      Dreyfus Premier California Municipal Bond Fund
     66)      Dreyfus Premier Equity Funds, Inc.
     67)      Dreyfus Premier International Funds, Inc.
     68)      Dreyfus Premier GNMA Fund
     69)      Dreyfus Premier Worldwide Growth Fund, Inc.
     70)      Dreyfus Premier Municipal Bond Fund
     71)      Dreyfus Premier New York Municipal Bond Fund
     72)      Dreyfus Premier State Municipal Bond Fund
     73)      Dreyfus Premier Value Fund
     74)      Dreyfus Short-Intermediate Government Fund
     75)      Dreyfus Short-Intermediate Municipal Bond Fund
     76)      The Dreyfus Socially Responsible Growth Fund, Inc.
     77)      Dreyfus Stock Index Fund, Inc.
     78)      Dreyfus Tax Exempt Cash Management
     79)      The Dreyfus Third Century Fund, Inc.
     80)      Dreyfus Treasury Cash Management
     81)      Dreyfus Treasury Prime Cash Management
     82)      Dreyfus Variable Investment Fund
     83)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
     84)      Founders Funds, Inc.
     85)      General California Municipal Bond Fund, Inc.
     86)      General California Municipal Money Market Fund
     87)      General Government Securities Money Market Fund, Inc.
     88)      General Money Market Fund, Inc.
     88)      General Municipal Bond Fund, Inc.
     90)      General Municipal Money Market Funds, Inc.
     91)      General New York Municipal Bond Fund, Inc.
     92)      General New York Municipal Money Market Fund

(b)
                                                             Positions and
Name and principal        Positions and offices with         offices with
business address          the Distributor                    Registrant
------------------        ---------------------------        -------------

Marie E. Connolly+        Director, President, Chief         President and
                          Executive Officer and Chief        Treasurer
                          Compliance Officer

Joseph F. Tower, III+     Director, Senior Vice President,   Vice President
                          Treasurer and Chief Financial      and Assistant
                          Officer                            Treasurer

Mary A. Nelson+           Vice President                     Vice President
                                                             and Assistant
                                                             Treasurer

Jean M. O'Leary+          Assistant Vice President,          None
                          Assistant Secretary and
                          Assistant Clerk

William J. Nutt+          Chairman of the Board              None

Michael S. Petrucelli++   Senior Vice President              Vice President,
                                                             Assistant
                                                             Treasurer, and
                                                             Assistant Secretary

Patrick W. McKeon+        Vice President                     None

Joseph A. Vignone+        Vice President                     None

--------------------------------
 +   Principal business address is 60 State Street, Boston, Massachusetts 02109.
++   Principal business address is 200 Park Avenue, New York, New York 10166.

Item 28.        Location of Accounts and Records
-------         --------------------------------

                1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                      P.O. Box 9671
                      Providence, Rhode Island 02940-9671

                2.    Mellon Bank, N.A.
                      One Mellon Bank Center
                      Pittsburgh, Pennsylvania 15258

                3.    Dreyfus Transfer, Inc.
                      P.O. Box 9671
                      Providence, Rhode Island 02940-9671

                4.    The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.        Management Services
-------         -------------------

                Not Applicable

Item 30.        Undertakings
-------         ------------

                None

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 24th day of February, 1999.

          DREYFUS BASIC GNMA FUND
          --------------------------------------------
          (Registrant)

          BY:  /s/Marie E. Connolly*
               ----------------------------
               Marie E. Connolly, PRESIDENT


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       Signature                         Title                        Date
--------------------------         -------------------              ----------


/s/ Marie E. Connolly*       President and Treasurer (Principal       2/24/99
---------------------        Executive Officer)
Marie E. Connolly

/s/ Joseph F. Tower, III*    Vice President and Assistant             2/24/99
------------------------     Treasurer (Principal Financial
Joseph F. Tower, III         and Accounting Officer)

/s/ Joseph S. DiMartino*     Chairman of the Board                    2/24/99
------------------------
Joseph S. DiMartino

/s/ Gordon J. Davis*         Board Member                             2/24/99
--------------------------
Gordon J. Davis

/s/ David P. Feldman*        Board Member                             2/24/99
--------------------------
David P. Feldman

/s/ Lynn Martin*             Board Member                             2/24/99
--------------------------
Lynn Martin

/s/ Daniel Rose*             Board Member                             2/24/99
--------------------------
Daniel Rose

/s/ Philip L. Toia*          Board Member                             2/24/99
--------------------------
Philip L. Toia

/s/ Sander Vanocur*          Board Member                             2/24/99
--------------------------
Sander Vanocur

/s/ Anne Wexler*             Board Member                             2/24/99
--------------------------
Anne Wexler

/s/ Rex Wilder*              Board Member                             2/24/99
--------------------------
Rex Wilder


*BY:  /s/ Michael S. Petrucelli
      ----------------------------------
      Michael S. Petrucelli,
      Attorney-in-Fact